CONTRACTHOLDER BONUS INTEREST CREDITS (TABLES)	12 Months Ended
Dec. 31, 2012
Contractholder Bonus Interest Credits Tables [Abstract]
Contractholder Bonus Interest Credits [Table Text Block]
	December 31,
	2012	2011

	(In Millions)

Balance, beginning of year	$718	$772
Contractholder bonus interest credits deferred	30	34
Amortization charged to income	(127)	(88)
Balance, End of Year	$621	$718